TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
TAXATION
Income tax rate	25.00%
Deferred Tax Assets, Gross	¥ 5,307,268	¥ 4,665,004		$ 758,929
Valuation allowance on deferred tax assets	3,446,462	3,263,302		492,838
Operating loss carryforwards	12,809,797			1,831,777
Unrecognized tax benefits	78,027	72,786	¥ 61,030	11,158	$ 10,408
Unrecognized tax benefits setoff against deferred tax assets	20,090	20,090		2,873
Unrecognized tax benefits of remaining amounts	57,937	52,696		8,285
Unrecognized tax benefits that would impact effective tax rate	57,937	52,696		8,285
Interest related to unrecognized tax benefits	¥ 2,244	¥ 2,981	¥ 1,952	321
Income Tax Examination, Description	the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries located in Chinese mainland. Accordingly, the subsidiaries’ tax years of 2020 through 2025 remain open to examination by the respective tax authorities. There are no ongoing examinations by tax authorities for any of the Group’s subsidiaries.
Tax Withholding On Payment Of Interest And Dividends To Non PRC Resident Enterprises
TAXATION
Tax withholding rates on interest and dividend payments	10.00%	10.00%	10.00%
Hong Kong
TAXATION
Income tax rate	16.50%	16.50%	16.50%
China
TAXATION
Income tax rate	25.00%	25.00%	25.00%
Operating loss carryforwards				$ 1,831,777
China | Beijing Kingsoft Cloud Network Technology Co Ltd | Preferential Income Tax Rate
TAXATION
Income tax rate	15.00%	15.00%	15.00%